Document and Entity Information	Feb. 23, 2021
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	FIGURE ACQUISITION CORP. I
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40081
Entity Tax Identification Number	85-4326385
Entity Address, Address Line One	650 California Street
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	628
Local Phone Number	210-6937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001839550
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	FACA
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	FACA WS
Security Exchange Name	NYSE
Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	FACA.U
Security Exchange Name	NYSE